Property and Equipment - Forward Commodity Price Estimates (Details)				12 Months Ended
		Sep. 30, 2021 $ / Mcf $ / Bbl $ / CAD $ / Bbl		Dec. 31, 2020 bbl
2021 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.790
2022 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.795
2023 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.800
2024 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.800
2025 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.800
2026 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.800
2027 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.800
2028 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.800
2029 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.800
2030 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1]	0.800
Thereafter [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit) | $ / CAD	[1],[2]	0.800
Oil and natural gas reserves [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life				2.00%
Oil and natural gas reserves [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life				2.00%
Oil and natural gas reserves [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life				2.00%
Oil and natural gas reserves [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life				2.00%
Oil and natural gas reserves [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life				2.00%
Oil and natural gas reserves [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life				2.00%
Oil and natural gas reserves [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life				2.00%
Oil and natural gas reserves [member] | 2020 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.720
Oil and natural gas reserves [member] | 2020 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)				34.00
Oil and natural gas reserves [member] | 2020 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)				30.00
Oil and natural gas reserves [member] | 2020 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)				1.95
Oil and natural gas reserves [member] | 2020 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)				37.47
Oil and natural gas reserves [member] | 2020 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)				21.23
Oil and natural gas reserves [member] | 2020 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)				9.61
Oil and natural gas reserves [member] | 2020 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)				5.99
Oil and natural gas reserves [member] | 2021 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.730
Oil and natural gas reserves [member] | 2021 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		70.30		45.50
Oil and natural gas reserves [member] | 2021 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		67.33	[1]	41.00
Oil and natural gas reserves [member] | 2021 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		3.52	[1]	2.25
Oil and natural gas reserves [member] | 2021 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		96.20	[1]	52.05
Oil and natural gas reserves [member] | 2021 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		78.47	[1]	33.08
Oil and natural gas reserves [member] | 2021 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		65.84	[1]	19.18
Oil and natural gas reserves [member] | 2021 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		13.69	[1]	7.01
Oil and natural gas reserves [member] | 2022 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.735
Oil and natural gas reserves [member] | 2022 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		75.00		52.50
Oil and natural gas reserves [member] | 2022 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		72.00	[1]	47.50
Oil and natural gas reserves [member] | 2022 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		3.75	[1]	2.35
Oil and natural gas reserves [member] | 2022 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		91.19	[1]	61.56
Oil and natural gas reserves [member] | 2022 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		59.87	[1]	39.52
Oil and natural gas reserves [member] | 2022 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		47.04	[1]	25.41
Oil and natural gas reserves [member] | 2022 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		12.16	[1]	7.36
Oil and natural gas reserves [member] | 2023 [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.740
Oil and natural gas reserves [member] | 2023 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		72.51		57.50
Oil and natural gas reserves [member] | 2023 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		69.01	[1]	52.50
Oil and natural gas reserves [member] | 2023 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		3.20	[1]	2.45
Oil and natural gas reserves [member] | 2023 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		85.01	[1]	68.92
Oil and natural gas reserves [member] | 2023 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		48.38	[1]	45.57
Oil and natural gas reserves [member] | 2023 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		32.26	[1]	28.89
Oil and natural gas reserves [member] | 2023 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		10.26	[1]	7.71
Oil and natural gas reserves [member] | 2024 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.745
Oil and natural gas reserves [member] | 2024 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		71.24		62.50
Oil and natural gas reserves [member] | 2024 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		67.24	[1]	57.50
Oil and natural gas reserves [member] | 2024 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		2.99	[1]	2.55
Oil and natural gas reserves [member] | 2024 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		82.78	[1]	75.84
Oil and natural gas reserves [member] | 2024 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		46.96	[1]	50.99
Oil and natural gas reserves [member] | 2024 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		31.31	[1]	32.32
Oil and natural gas reserves [member] | 2024 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		9.56	[1]	8.05
Oil and natural gas reserves [member] | 2025 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.750
Oil and natural gas reserves [member] | 2025 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		72.66		62.95
Oil and natural gas reserves [member] | 2025 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		68.58	[1]	58.95
Oil and natural gas reserves [member] | 2025 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		3.05	[1]	2.65
Oil and natural gas reserves [member] | 2025 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		84.42	[1]	77.27
Oil and natural gas reserves [member] | 2025 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		47.90	[1]	52.02
Oil and natural gas reserves [member] | 2025 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		31.94	[1]	32.97
Oil and natural gas reserves [member] | 2025 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		9.77	[1]	8.39
Oil and natural gas reserves [member] | 2026 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.750
Oil and natural gas reserves [member] | 2026 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		74.12		64.13
Oil and natural gas reserves [member] | 2026 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		69.96	[1]	60.13
Oil and natural gas reserves [member] | 2026 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		3.12	[1]	2.70
Oil and natural gas reserves [member] | 2026 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		86.12	[1]	78.84
Oil and natural gas reserves [member] | 2026 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		48.86	[1]	53.14
Oil and natural gas reserves [member] | 2026 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		32.57	[1]	33.68
Oil and natural gas reserves [member] | 2026 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		9.98	[1]	8.57
Oil and natural gas reserves [member] | 2027 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.750
Oil and natural gas reserves [member] | 2027 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		75.59		65.33
Oil and natural gas reserves [member] | 2027 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		71.35	[1]	61.33
Oil and natural gas reserves [member] | 2027 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		3.17	[1]	2.76
Oil and natural gas reserves [member] | 2027 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		87.84	[1]	80.44
Oil and natural gas reserves [member] | 2027 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		49.84	[1]	54.27
Oil and natural gas reserves [member] | 2027 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		33.23	[1]	34.40
Oil and natural gas reserves [member] | 2027 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		10.18	[1]	8.76
Oil and natural gas reserves [member] | 2028 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.750
Oil and natural gas reserves [member] | 2028 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		77.11		66.56
Oil and natural gas reserves [member] | 2028 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		72.78	[1]	62.56
Oil and natural gas reserves [member] | 2028 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		3.24	[1]	2.81
Oil and natural gas reserves [member] | 2028 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		89.60	[1]	82.08
Oil and natural gas reserves [member] | 2028 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		50.83	[1]	55.44
Oil and natural gas reserves [member] | 2028 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		33.89	[1]	35.14
Oil and natural gas reserves [member] | 2028 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		10.41	[1]	8.94
Oil and natural gas reserves [member] | 2029 [Member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.750
Oil and natural gas reserves [member] | 2029 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		78.66		67.81
Oil and natural gas reserves [member] | 2029 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		74.24	[1]	63.81
Oil and natural gas reserves [member] | 2029 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		3.31	[1]	2.87
Oil and natural gas reserves [member] | 2029 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		91.39	[1]	83.75
Oil and natural gas reserves [member] | 2029 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		51.85	[1]	56.62
Oil and natural gas reserves [member] | 2029 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		34.57	[1]	35.89
Oil and natural gas reserves [member] | 2029 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)		10.63	[1]	9.13
Oil and natural gas reserves [member] | 2030 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Bbl		80.22
Oil and natural gas reserves [member] | 2030 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Bbl	[1]	75.72
Oil and natural gas reserves [member] | 2030 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	[1]	3.37
Oil and natural gas reserves [member] | 2030 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Bbl	[1]	93.22
Oil and natural gas reserves [member] | 2030 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Bbl	[1]	52.89
Oil and natural gas reserves [member] | 2030 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Bbl	[1]	35.26
Oil and natural gas reserves [member] | 2030 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Bbl	[1]	10.86
Oil and natural gas reserves [member] | Thereafter [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	[2]	2.00%
Oil and natural gas reserves [member] | Thereafter [member] | Canada [member] | USD to CAD Exchange Rate [Member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)				0.750
Oil and natural gas reserves [member] | Thereafter [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	[1],[2]	2.00%
Oil and natural gas reserves [member] | Thereafter [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	[1],[2]	2.00%
Oil and natural gas reserves [member] | Thereafter [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	[1],[2]	2.00%
Oil and natural gas reserves [member] | Thereafter [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	[1],[2]	2.00%
Oil and natural gas reserves [member] | Thereafter [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	[1],[2]	2.00%
Oil and natural gas reserves [member] | Thereafter [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 10 years to the end of reserve life	[1],[2]	2.00%

[1]	GLJ Petroleum Consultants Ltd. (“GLJ”) price forecasts, effective October 1, 2021.
[2]	Percentage change represents the increase in each year after 2030 to the end of the reserves life